Schedule II - Valuation and Qualifying Accounts - Schedule of Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance		$ 71	[1]	$ 53	[1]	$ 34
Charged (credited) to income		(18)		(128)		289
Charged to other accounts		0		0		0
Deductions from reserve		0		(146)		270
Balance	[1]	53		71		53
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance		3,719		4,884		5,007
Charged (credited) to income		(1,391)		(1,165)		(123)
Charged to other accounts		0		0		0
Deductions from reserve		0		0		0
Balance		$ 2,328		$ 3,719		$ 4,884

[1]	Accounts written off, net of recoveries.